Condensed Financial Information of the Parent Company (Details 2) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (106,269)	$ (996,825)	$ 164,811
Adjustments to reconcile net income (loss) to cash used in operating activities:
Amortization of stock compensation expenses for services		488,334
Net cash used in operating activities	(230,354)	(1,908,739)	(1,092,322)
CHANGES IN CASH	674,515	(1,922,142)	6,704,405
CASH, beginning of year		7,378,920	674,515
CASH, end of year	674,515	5,456,778	7,378,920
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services		2,000,000
Issuance of ordinary shares to service providers for consulting services		2,030,000
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(106,269)	(942,368)	160,905
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity (income) loss of subsidiary	106,269	454,034	(160,905)
Amortization of stock compensation expenses for services		488,334
Net cash used in operating activities
CHANGES IN CASH
CASH, beginning of year
CASH, end of year
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services		2,000,000
Issuance of ordinary shares to service providers for consulting services		$ 2,030,000